Commitments and Contingencies	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 11 – COMMITMENTS AND CONTINGENCIES

Minimum Rental Guarantee

The Company has a minimum rental guarantee for certain related party managed properties whereby the Company will pay the difference between the collected rent and the minimum rent guarantee. These guarantees require the Company to ensure a specified minimum gross revenue each month. Should the properties’ gross revenues fall below these thresholds, the Company is required to compensate for the shortfall. The maximum potential amount of future payments under these guarantees is estimated based on historical occupancy rates and market trends to project potential future shortfalls. The minimum rent guarantee thresholds are calculated annually based on the local market occupancy rates and prevailing market rental rates. The minimum rent guarantee terms are stipulated to last for the duration of the property management agreements unless terminated by either party or amended by mutual agreement. These agreements can be terminated by either party by providing 30 days’ notice.

As of the issuance date of these unaudited condensed consolidated financial statements, the maximum potential rental guarantees were approximately $102,000 per month. Since entering into these terms, no shortfall payments have been incurred with the exception of a negligible amount by one property in the first quarter of 2026. The shortfall of this property is netted against the related accounts receivable from the property.

Contingencies

The Company may be subject to pending legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Company does not anticipate that the final outcome, if any, arising out of any such matters will have a material adverse effect on its business, financial condition or results of operations.

NOTE 12 – COMMITMENTS AND CONTINGENCIES

Minimum Rental Guarantee

The Company has a minimum rental guarantee for certain related party managed properties whereby the Company will pay the difference between the collected rent and the minimum rent guarantee. These guarantees require the Company to ensure a specified minimum gross revenue each month. Should the properties’ gross revenues fall below these thresholds, the Company is required to compensate for the shortfall. The maximum potential amount of future payments under these guarantees is estimated based on historical occupancy rates and market trends to project potential future shortfalls. The minimum rent guarantee thresholds are calculated annually based on the local market occupancy rates and prevailing market rental rates. The minimum rent guarantee terms are stipulated to last for the duration of the property management agreements unless terminated by either party or amended by mutual agreement. These agreements can be terminated by either party by providing 30 days’ notice.

As of the issuance date of these consolidated financial statements, the maximum potential rental guarantees were approximately $102,000 per month. Since entering into these terms, no shortfall payments have been incurred.

Contingencies

The Company may be subject to pending legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Company does not anticipate that the final outcome, if any, arising out of any such matters will have a material adverse effect on its business, financial condition or results of operations.